Fair Value of Financial Instruments: Summary of activity of Level 3 liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Details
Fair value of of Level 3 liabilities	$ 0	$ 2,037,325	$ 1,288,159
Change in fair value of Level 3 liabilities	$ (2,037,325)	$ 749,166